Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Inventories

	12.31.2021	12.31.2020
Raw materials	822.7	1,040.3
Work in process	524.7	631.1
Spare parts	474.3	576.0
Finished goods (i)	54.2	137.4
Held by third parties	79.3	61.4
Advances to suppliers	30.8	47.8
Inventory in transit	80.0	71.8
Consumption materials	43.5	52.1
Used aircraft (ii)	28.4	34.7
Loss on adjustment to market value (iii)	(1.0)	(4.4)
Loss due to obsolescence (iv)	(150.9)	(210.3)

	1,986.0	2,437.9

Summary of Provision Recorded for Adjustment to Realizable Value
(iii)	Changes in the provision for adjustments to the realizable value of work in process, finished goods and used aircraft were as follows:

	12.31.2021	12.31.2020	12.31.2019
Beginning balance	(4.4)	(0.9)	(7.7)
Additions	(13.9)	(17.3)	(5.2)
Disposals	17.3	14.6	11.2
Assets held for sale	—	(0.8)	0.8

Ending balance	(1.0)	(4.4)	(0.9)

Schedule of Inventories Provision for Obsolescence
(iv)	Changes in the provision for obsolescence were as follows:

	12.31.2021	12.31.2020	12.31.2019
Beginning balance	(210.3)	(95.6)	(170.7)
Additions	(45.6)	(42.2)	(50.3)
Disposals*	84.0	23.9	29.8
Reversals	17.3	1.7	—
Foreign exchange loss	1.6	(3.4)	0.9
Assets held for sale	2.1	(94.7)	94.7

Ending balance	(150.9)	(210.3)	(95.6)

*	Disposals relates to obsolete materials and parts sold by the Company during the year.